Fair Value of Financial Instruments - Changes in Fair Value Attributable to Changes in Bank'S Own Credit Risk for Financial Liabilities Designated at Fair Value (Detail) - Senior note liabilities [member] - CAD ($)
$ in Millions
		3 Months Ended
		Jul. 31, 2026	Apr. 30, 2026	Jul. 31, 2025
Disclosure of detailed information about financial instruments [line items]
Contractual maturity amount		$ 57,053	$ 52,301	$ 48,140
Carrying value	[1]	52,864	48,629	43,536
Difference between contractual maturity amount and carrying value		4,189	3,672	4,604
Changes in fair value for the three months period attributable to changes in own credit risk recorded in other comprehensive income Gains/(Losses)		(171)	413	(562)
Cumulative changes in fair value attributable to changes in own credit risk Gains/(Losses)	[2]	$ (1,610)	$ (1,439)	$ (1,227)

[1]	Changes in fair value attributable to changes in the Bank’s own credit risk are recorded in other comprehensive income. Other changes in fair value are recorded in non-interest income – trading revenues. The offsetting fair value changes from associated derivatives is also recorded in non-interest income – trading revenues.
[2]	The cumulative change in fair value is measured from the instruments’ date of initial recognition.